Note 3 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of significant accounting policies [text block]
3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

There were
no
significant changes in accounting policies and calculation methods used for the financial statements as of
December 31, 2018
in relation to those presented in the financial statements for the years ended
December 31, 2017
and
2016,
except for the polices described below:

IFRS
9
- Financial Instruments
replace IAS
39
for periods beginning on after
January 1
st
,
2018
), introduces new requirements for the classification of financial assets, that depends on the entity's business model and the contractual characteristics of the cash flow of the financial instruments; defines a new expected-loss impairment model that will require more effective recognition; and introduces a substantially-reformed model for hedge accounting, with enhanced disclosures about risk management activity. The new hedge accounting model represents a significant revision of the policy and aligns the accounting treatment with the risk management activities. IFRS
9
also removes the volatility in the result caused by changes in the credit risk of liabilities determined to be measured at fair value.

The company has applied IFRS
9
Financial Instruments as of the effective date, without restatement of the comparative information for the period beginning
January 1
st
,
2017.
Consequently, the classification and measurement of the financial instruments for the comparative periods follow the requirements under IAS
39.
The company performed an impact assessment and concluded that IFRS
9
Financial Instruments does
not
impact materially its financial position, financial performance or risk management activities.

IFRS
15
- Revenue from Contracts with Customers
requires that the revenue recognition be done depict the transfer of goods or services to customers on amounts that reflect the consideration to which the Company expects to be entitled in exchange for those goods or services. The new standard for periods beginning on after
January 1
st
,
2018
result in more and enhanced disclosures about revenue, provide guidance for transactions that were not
previously addressed comprehensively (for example, service revenue and contract modifications) and improve guidance for multiple-element arrangements.

The company has applied IFRS
15
Revenue from Contracts with Customers as of the effective date (
January 1
st
,
2018
) in accordance with the modified retrospective application. Under this approach, the cumulative effect of initially applying IFRS
15
must be recognized as an adjustment to the opening balance of equity, in Retained earnings, at the date of initial application without the restatement of prior periods. On the implementation date, the adjustment to the opening balance of equity resulted in a decrease of the Retained earnings by
R$355.4,
to reflect the changes in accounting policies related to certain rebates granted to customers that, in accordance whit the IFRS
15,
should be tied to the transaction price underlying
2017
revenue.

(a)	Basis of preparation and measurement

The financial statements are presented in million of Brazilian Real (“R$”), unless otherwise indicated, rounded to the nearest million indicated. The measurement basis used in preparing the financial statements is historical cost, net realizable value, fair value or recoverable amount.

(b)	Recently issued IFRS

The reporting standards below were published and are mandatory for future annual reporting periods. Although IFRSs anticipate early adoption, in Brazil, regulators have prevented this anticipation in order to preserve aspects of comparability. Accordingly, for the period ended
December 31, 2018,
these standards were
not
applied in the preparation of these financial statements:

IFRS
16
Leases
(effective from annual periods beginning on or after
January 1
st
,
2019
) replaces the current lease accounting requirements and introduces significant changes to lessee accounting as it removes the distinction between operating and finance leases under IAS
17
Leases and related interpretations, and requires a lessee to recognize a right-of-use asset and a lease liability at lease commencement date.

IFRS
16
also requires to recognize a depreciation charge related to the right-of-use assets and an interest expense on the lease liabilities, as compared to the recognition of operating lease expense or rental cost on a straight-line basis over the lease term under prior requirements. In addition, the company will amend the consolidated cash flow statement presentation, to segregate the payment of leases into a principal portion presented within financing activities and an interest component presented within operating activities.

For short-term leases and leases of low value assets, the company will continue to recognize a lease expense on a straight-line basis as permitted by IFRS
16.
The company as a lessor will continue to classify leases as either finance leases or operating leases and account for those two
types of leases differently.

The company has chosen the full retrospective application of IFRS
16
and, consequently, will restate the comparative information in the
2019
financial statements. In addition, the company will apply the practical expedient available on transition to IFRS
16
to
not
reassess whether a contract is or contains a lease. Accordingly, the definition of a lease under IAS
17
and related interpretations will continue to apply to the leases entered or modified before
January 1
st
,
2019.

The company has assessed the estimated impact that the initial application of IFRS
16
will have on its consolidated financial statements. On transition to IFRS
16,
the company estimates that it will recognize
R$1,547.4
of right-of-use assets and
R$1,670.1
of lease liabilities, recognizing the difference in retained earnings. When measuring lease liabilities, the company discounted lease payments using incremental borrowing rates at
January 1
st
,
2019.
The weighted average rate applied is
12.5%.

Other Standards, Interpretations and Amendments to Standards

The other amendments to standards effective for annual periods beginning after
January 1
st
,
2019,
have
not
been listed above because of either their non-applicability to or their immateriality to Ambev’s consolidated financial statements.

(c)	Consolidated financial statements

The financial statements of subsidiaries, joint arrangements and associates used in its consolidated financial statements are prepared for the same reporting period as Ambev, using consistent accounting policies.

All intercompany transactions, balances and unrealized gains or losses on transactions between group companies have been eliminated.

Subsidiaries

The Company controls an entity when it is exposed to or has rights to variable returns due to its involvement with the organization and is able to affect those returns through its power over the entity. In assessing control, potential voting rights are taken into account. Control is presumed to exist where the Company owns, directly or indirectly, more than one
half of the voting rights (which does
not
always equate to economic ownership), unless it can be demonstrated that such ownership does not
constitute control.

Subsidiaries are consolidated as from the date in which control is obtained to the Company, except when the predecessor basis of accounting is applied for common control transfers. Consolidation is discontinued as from the date control ceases.

Ambev uses the purchase method to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities incurred and the equity interest issued by Ambev. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration agreement, when applicable. Costs related to the acquisition are recognized in income, as incurred. Assets, liabilities and contingent liabilities acquired/assumed in a business combination are recognized initially at their fair values at the acquisition date. Ambev recognizes the non-controlling interest in the acquiree, either at fair value or at the non-controlling interest’s proportionate share of the net assets acquired. The measurement of non-controlling interest to be recognized is determined for each acquisition.

The excess: (i) of the consideration paid; (ii) of the amount of any non-controlling interests in the acquire (when applicable); and (iii) of the fair value, at acquisition date, of any previous equity interest in the acquire, over the fair value of the net identifiable assets acquired, at the date of acquisition, is recorded as goodwill. When the consideration transferred is less than the fair value of net assets acquired, the difference is recognized directly in income.

All intercompany transactions, balances and unrealized gains and losses on transactions between group companies have been eliminated. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no
evidence of impairment.

Joint arrangements

Joint arrangements are all entities over which the Company shares control with one
or more parties. Joint arrangements are classified as either joint operations or joint ventures depending on the contractual rights and obligations of each investor.

Business combination between entities under common control

Business combinations between entities under common control have not
been addressed by IFRS’s. The IFRS
3
is the pronouncement that shall be applied to business combinations, however it explicitly excludes business combinations between entities under common control from its scope.

i) Predecessor basis of accounting

In accordance with IAS
8,
Management has adopted an accounting practice which is consistent with United States Generally Accepted Accounting Principles (USGAAP) and United Kingdom Generally Accepted Accounting Principles (UKGAAP), the predecessor basis of accounting to record the carrying amount of the asset received, as recorded by the parent company.

Under the predecessor basis of accounting, when accounting for a transfer of assets between entities under common control, the entity that receives the net assets or the equity interests (the acquirer) shall initially record the assets and liabilities transferred at their parent book value at the transfer date. If the book value of assets and liabilities transferred by the parent are different from the historical cost registered by the controlling entity of the entities under common control (the ultimate parent), the financial statements of the acquirer shall reflect the assets and liabilities transferred at the same cost of the ultimate parent, in counterpart to shareholders' equity against the carrying value adjustments.

ii) Assets Swap

Regarding transactions between entities under common control that involve the disposal or transfer of assets from the subsidiary to its parent company, i.e. - above the level of our consolidated financial statement –, the Company assess the existence of (i) conflict of interests and (ii) economic substance and purpose. Having fulfilled these assumptions, the Company adopted as a policy the concepts of IAS
16
in order to provide adequate visibility and fair impact on the amount of the distributable results to our shareholders, specially the non-controlling interests. This policy also includes assets acquired through the swap of non-cash assets, or swap with a combination of cash and non-cash assets. The assets subject to the swap may
be of equal or different nature. The cost of such asset is measured at fair value, unless (i) the swap transaction is not
commercial in nature, or (ii) the fair value of the asset received (and the asset assigned) cannot be reliably measured. The acquired asset is measured through this way even if the assignor entity cannot immediately exclude the asset from its books. If the acquired asset is not
measurable at fair value, its cost is determined by the book value of the assigned asset.

Whenever there is a distribution of assets that is
not
recorded as cash, the asset, before its distribution, is registered at fair value in the income account. This procedure is applicable to the distributions in which the assets are equal in nature and therefore treated equitably. However, similarly to IFRIC
17,
in the absence of a specific accounting practice for transactions under common control, we apply this procedure in our accounting practice. Also, we apply the same procedure to sales (products, supplies, etc.) we perform to our controlling entity, where the positive result of the sale is recognized in the income account.

(d)	Foreign currency translation

Functional and presentation currency

The items included in the financial statements of each subsidiary of the Company are measured using the currency of the primary economic environment in which the entity operates (“functional currency”).

The functional and presentation currency of the Company financial statements is the Brazilian Real.

Transactions and balances

Foreign currency transactions are accounted for at exchange rates prevailing at the date of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated at the balance sheet date rate. Non-monetary assets and liabilities denominated in foreign currencies are translated at the foreign exchange rate prevailing at the date of the transaction. Non-monetary assets and liabilities denominated in foreign currencies that are stated at fair value are translated at exchange rates ruling at the dates the fair value was determined. Gains and losses arising from the settlement of transactions in foreign currencies and resulting from the conversion of assets and liabilities denominated in foreign currencies are recognized in the income statement.

The foreign exchange gains and losses related to loans and cash and cash equivalents are presented in the income statement as finance cost or finance income.

Conversion of the financial statements of subsidiaries located abroad

Assets and liabilities of subsidiaries located abroad are translated at foreign exchange rates prevailing at the balance sheet date, while amounts from income statement and cash flows are translated at average exchange rates for the year and the changes in equity are translated at historical exchange rates of each transaction. The translation adjustments arising from the difference between the average exchange rates and the historical rates are recorded directly in Carrying value adjustments.

On consolidation, exchange differences arising from translation of equity in foreign operations and borrowings and other currency instruments designated as net investment hedges are recognized in Carrying value adjustments, an equity reserve, and included in Other comprehensive income.

The goodwill and fair value adjustments arising from the acquisition of a foreign entity are treated as assets and liabilities of the foreign entity and translated at the closing rate.

Net investment in a foreign operation (quasi-equity)

An entity
may
have a monetary item that is receivable from or payable to a foreign operation which settlement is neither planned nor likely to occur in the foreseeable future and do not
include trade receivables or trade payables. Exchange differences arising shall be recognized initially in other comprehensive income and reclassified from equity to profit or loss on disposal of the net investment.

Financial reporting in hyperinflationary economies

Under IAS
29,
the non-monetary assets and liabilities, the equity and the income statement of subsidiaries operating in hyperinflationary economies are restated for changes in the general purchasing power of the local currency applying a general price index. The financial statements of an entity whose functional currency is the currency of a hyperinflationary economy, whether they are based on a historical cost approach or a current cost approach, shall be stated in terms of the measuring unit current at the end of the reporting period and translated to Real at the closing rate of the period.

Exchange rates

The most significant exchange rates used in the preparation of the Company’s financial statements are as follows:

			Closing rate			Average rate
Currency	Name	Country	2018	2017	2016	2018	2017	2016

CAD	Canadian Dollars	Canada and Cuba	2.8431	2.6380	2.4214	2.8092	2.4567	2.6348
DOP	Dominican Pesos	Dominican republic	0.0770	0.0685	0.0700	0.0734	0.0674	0.0755
USD	US Dollar	Ecuador (i) , Panamá and Cuba (ii)	3.8748	3.3080	3.2591	3.6348	3.2017	3.4749
GTQ	Quetzal	Guatemala	0.5001	0.4500	0.4343	0.4837	0.4344	0.4570
PEN	Novo Sol	Peru (i)	–	–	0.9720	–	–	1.0269
ARS	Argentinean Peso	Argentina	0.1025	0.1762	0.2056	0.1371	0.1931	0.2354
BOB	Bolivian Peso	Bolivia	0.5567	0.4753	0.4683	0.5222	0.4600	0.4993
PYG	Guarani	Paraguay	0.0007	0.0006	0.0006	0.0006	0.0006	0.0006
UYU	Uruguayan Peso	Uruguay	0.1196	0.1151	0.1114	0.1181	0.1116	0.1166
CLP	Chilean Peso	Chile	0.0056	0.0054	0.0049	0.0057	0.0049	0.0051
COP	Colombian Peso	Colombia (i)	–	–	0.0011	–	–	0.0011
BBD	Barbadian Dollar	Barbados	1.9101	1.6307	1.6075	1.7918	1.5783	1.7139

(i) Until
December 31, 2016,
due to exchange of shareholdings
,
according the Note
1
-
Corporate information
.

(ii) The functional currency of Cuba, the Cuban convertible peso (“CUC”), has a fixed parity with the dollar (“USD”) at balance sheet date.

(e)	Segment reporting

Reportable segments are identified based on internal reports regularly reviewed by the chief operating decision maker of the Company for purposes of evaluating the performance of each segment and allocating resources to those segments. Accordingly, segment information is presented on geographical areas, since the risks and rates of return are affected predominantly by the fact that the Company operates in different regions. The Company’s management structure and the information reported to the chief decision are structured the same way.

The performance information by business units (Beer and Soft drink (“CSD”) and Non-alcoholic and non-carbonated (“NANC”)), is also used by the decision maker for the Company and is presented as additional information, even though it does not
qualify as a reportable segment. Internally, the Company’s management uses performance indicators, such as earnings of consolidated operation before interest and taxes (EBIT) and normalized earnings of consolidated operation before interest, taxes, depreciation and amortization (normalized EBITDA) as measures of segment performance to make decisions about resource allocation and performance analysis of consolidated operation. These indicators are reconciled to the profit of the segment in the tables on Note
5
– Segment reporting
.

The Company operates its business through
three
zones identified as reportable segments:

▪ Latin America North, which includes our operations (a) in Brazil, where we operate two
business sub units: (i) beer and (ii) CSD and NANC; and (b) in Central America Operations (“CAC”), which includes our operations in the Dominican Republic (which also serves the islands of the Caribbean: Saint Vincent, Dominica, Antigua and Barbados), Guatemala (which also serves El Salvador and Nicaragua), Cuba, Panama, Puerto Rico and Costa Rica;

▪ Latin America South, which includes our operations in Argentina, Bolivia, Chile, Paraguay, Uruguay, Ecuador, Peru and Colombia.

▪ Canada, represented by Labatt’s operations.

(f)	Revenue recognition

The Company recognizes revenue when the amount of revenue can be measured reliably and it is probable that economic benefits associated with the transaction will flow to the Company, as described below.

Revenue comprises the fair value of the amount received or receivable upon selling products or rendering services in the ordinary course of business. Revenue is presented net of taxes, returns, rebates and discounts, as well as net of elimination of sales between group companies.

Goods sold

The company recognizes revenue when performance obligations are satisfied, meaning when the company transfers control of a product to a customer.

Specifically, revenue recognition follows the following
five
-step approach:

•	Identification of the contracts with a customer

•	Identification of the performance obligations in the contracts

•	Determination of the transaction price

•	Allocation of the transaction price to the performance obligations in the contracts

•	Revenue recognition when performance obligations are satisfied, meaning when the company transfers control of a product to a customer.

Revenue from the sale of goods is measured at the amount that reflects the best estimate of the consideration expected to receive in exchange for those goods. Contracts can include significant variable elements, such as discounts, rebates, refunds, credits, price concessions, incentives, performance bonuses and penalties. Such trade incentives are treated as variable consideration. If the consideration includes a variable amount, the company estimates the amount of consideration to which it will be entitled in exchange for transferring the promised goods or services to the customer. Variable consideration is only included in the transaction price if it is highly probable that the amount of revenue recognized would not
be subject to significant future reversals when the uncertainty is resolved.

Finance income

Finance income consists of interest received or receivable on funds invested, foreign exchange gains, gains on currency hedging instruments offsetting currency losses, gains on hedging instruments that are not
part of a hedge accounting relationship, gains on financial assets classified as fair value through profit or loss, as well as any gains from hedge ineffectiveness.

Interest income is recognized on an accrual basis unless collectability is in doubt.

(g)	Expenses

Royalty expenses

Royalties are classified as cost of goods sold.

Finance costs

Finance costs comprise interest payable on borrowings, calculated using the effective interest rate method, foreign exchange losses, losses on currency hedging instruments offsetting currency gains, results on interest rate hedging instruments, losses on hedging instruments that are not
part of a hedge accounting relationship, losses on financial assets classified as held for trading, impairment losses on financial assets classified as available for sale, as well as any losses from hedge ineffectiveness.

All interest costs incurred in connection with borrowings or financial transactions are expensed as incurred as part of finance costs, except when capitalized. Any difference between the initial amount and the maturity amount of interest bearing loans and borrowings, such as transaction costs and fair value adjustments, are recognized in the income statement over the expected life of the instrument on an effective interest rate method. The interest expense component of finance lease payments is also recognized in the income statement using the effective interest rate method.

(h)	Exceptional items

Exceptional items are those that in Management’s judgment need to be disclosed separately by virtue of their size or incidence. In determining whether an event or transaction is special, Management considers quantitative as well as qualitative factors such as the frequency or predictability of occurrence, and the potential of impact on the variation of profit or loss. These items are disclosed in the income statement or separately disclosed in the notes to the financial statements. Transactions that may
give rise to exceptional items are principally restructuring activities, acquisition of subsidiaries, impairment losses, and gains or losses on disposal of assets and investments.

(i)	Income tax and social contribution

Income tax and social contribution for the year comprises current tax and deferred tax. Income tax and social contribution are recognized in the income statement, unless they relate to items recognized directly in comprehensive income or other equity accounts. In these cases the tax effect is also recognized directly in comprehensive income or equity account (except interest on shareholder’s equity. See Note
3
(p)).

The current tax expense is the expectation of payment on the taxable income for the year, using tax rates enacted, or substantially enacted, at the balance sheet date, and any adjustment to tax payable in respect of previous years.

The deferred taxes are recognized using the balance sheet liability approach. This means that a deferred tax liability or asset is recognized for all taxable and tax deductible temporary differences between the tax and accounting basis of assets and liabilities. Under this method, a provision for deferred taxes is also calculated on the differences between the fair value of assets and liabilities acquired in a business combination and their tax basis. IAS
12
prescribes that
no
deferred tax liability on goodwill recognition, and
no
deferred tax asset/liability is recorded: (i) at the initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss; and (ii) on differences related to investments in subsidiaries to the extent that they are not
reversed in the foreseeable future. The amount of deferred tax provided is based on the expectation of the realization or settlement of the temporary difference, using currently or substantially enacted tax rates.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously.

The deferred tax asset is recognized only to the extent that it is likely that future taxable profits will be available. The deferred income tax asset is reduced to the extent that it is no
longer probable that the future taxable benefit will occur.

(j)	Property, plant and equipment

Property, plant and equipment are measured at cost less accumulated depreciation and impairment losses. The cost includes the purchase price, borrowing cost incurred during the construction period and any other costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management (e.g. nonrefundable tax, transport and the costs of dismantling and removal and site restoration, if applicable). The cost of a self-constructed asset is determined using the same principles as for an acquired asset. The depreciation methods, residual value, as well as the useful lives are reassessed and adjusted if appropriate, annually.

Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets are capitalized as part of the cost of such assets.

Land is
not
depreciated since it is deemed to have an indefinite life.

Property, plant and equipment, and depreciation include the effects of the predecessor basis of accounting (Note
3
(c)).

Subsequent expenditures

The Company recognizes in the carrying amount of an item of property, plant and equipment the cost of replacing a component of such an item if it is probable that the future economic benefits embodied with the item will flow to the Company and the cost of the item can be measured reliably. All other costs are expensed as incurred.

Depreciation

The depreciable amount is the cost of an asset less its residual value. Residual values, if not
insignificant, are reassessed annually. Depreciation is calculated from the date the asset is available for use, using the straight-line method over the estimated useful lives of the assets.

The estimated useful lives of major property, plant and equipment classes as follows:

Buildings (in years)		25
Plant and equipment (in years)		15
Fixtures (in years)		10
Fittings (in years)		10
External use assets (in years)	2	-	5

The assets residual values and useful lives are reviewed at least annually. Management uses judgment to assess and ascertain the useful lives of these assets.

Gains and losses on sale

Gains and losses on sales are determined by comparing the results with the carrying amount and are recognized in Other operating income/(expenses) in the income statement.

(k)	Goodwill

Goodwill arises on the acquisition of subsidiaries, associates and joint arrangements.

Goodwill is determined as the excess (i) of the consideration paid; (ii) of the amount of any non-controlling interests in the acquire (when applicable); and (iii) of the fair value, at acquisition date, of any previous equity interest in the acquire, over the fair value of the net identifiable assets acquired at the date of acquisition. All business combinations are accounted for by applying the purchase method.

In conformity with IFRS
3
Business Combinations
, goodwill is carried at cost and is
not
amortized, but tested for impairment at least annually, or whenever there are indications that the cash generating unit to which the goodwill has been allocated may
be impaired. Impairment losses recognized on goodwill are
not
reversed. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.

Goodwill is expressed in the functional currency of the cash generating unit or joint operation to which it relates and translated to
Real
using the year-end exchange rate.

Regarding associates and joint ventures, goodwill is included in the carrying amount of the investment in the associate/joint ventures.

If the Company’s interest in the net fair value of the identifiable assets, liabilities and contingent liabilities recognized exceeds the cost of the business combination such excess is recognized immediately in the income statement.

Expenditure on internally generated goodwill is expensed as incurred.

Goodwill includes the effects of the predecessor basis of accounting (Note
3
(c)).

(l)	Intangible assets

Brands

When part of the consideration paid in a business combination is related to brands, these are recognized in a specific Intangible Assets account and measured at fair value at the acquisition date. Subsequently, the value of brands can be reduced in case of impairment losses. Internally generated expenditures for developing a brand are recognized as expenses.

Software

Purchased software is measured at cost less accumulated amortization.

Amortization related to software is included in cost of sales, distribution and sales expenses, marketing expenses or administrative expenses based on the activity the software supports.

Other intangible assets

Other intangible assets, acquired by the Company, are stated at acquisition cost less accumulated amortization and impairment losses.

Other intangible assets also include multi-year sponsorship rights acquired by the Company. These are initially recognized at the present value of the future payments and subsequently measured at cost less accumulated amortization and impairment losses.

Amortization

Intangible assets with definite useful lives are amortized based on the straight-line method over their estimated useful lives. Licenses, supply and distribution rights are amortized over the period in which the rights exist. Brands are considered to have an indefinite life and, therefore, are not
amortized. Software and capitalized development cost related to technology are amortized over
3
to
5
years.

Items that are
not
amortized are tested for impairment on an annual basis.

(m)	Inventories

Inventories are initially recorded at the acquisition cost and subsequent valued at the lower of cost and net realizable value. Cost includes expenditure incurred in acquiring the inventories and bringing them to their existing location and condition. The weighted average method is used in determining the cost of inventories.

The cost of finished products and work in progress comprises raw materials, other production materials, direct labor, other direct costs, gains and losses with derivative financial instruments, and an allocation of fixed and variable overhead based on normal operating capacity. Net realizable value is the estimated selling price in the ordinary course of business, less the cost for bringing inventories to sales conditions and selling costs.

Inventories have their amount reduced on a case-by-case basis if the anticipated net realizable value declines below its carrying amount. The calculation of the net realizable value takes into consideration specific characteristics of each inventory category, such as expiration date, remaining shelf life, slow-moving indicators, amongst others.

(n)	Trade receivables

Trade receivables are amounts due from customers for goods sold or services performed in the ordinary course of business. Trade receivables are recognized initially at the amount of the consideration that is unconditional unless they contain significant financing components, when they are recognized at fair value. The Company holds trade and receivables with the objective to collect the contractual cash flows and therefore measures them subsequently at amortized cost using the effective interest rate method.

The Company applies the IFRS
9
simplified approach to measuring expected credit losses whereby impairment allowances for trade receivables are measured on initial recognition on the basis of the expected
12
-month credit losses. This is primarily based on past experience with credit losses, current data on overdue receivables and credit score information. Forward-looking information (such as forecast economic performance indicators) is also taken into consideration if, based on past experience, such indicators show a significant correlation with actual credit losses. Typically trade receivables which are outstanding for more than
90
days are fully written-off.

Other receivables is mainly composed by loans to customers, cash deposits on guarantees and tax receivables. These instruments are initially recognized at fair value and subsequently measured at amortized cost. Any impairment losses and foreign exchange results are directly recognized in the profit or loss.

(o)	Cash and cash equivalents

Cash and cash equivalents include all cash balances, bank deposits, and short-term highly liquid investments with insignificant risks of changes in value,
and
readily convertible into cash. They are stated at face value, which approximates their fair value.

For the purpose of the cash flow statement, cash and cash equivalents are presented net of bank overdrafts, when applicable.

(p)	Equity

Issued capital

The Company's issued capital consists only of common shares.

Repurchase of shares

When the Company buys back its own shares, the amount paid, including any additional costs directly attributable is recognized as a deduction from equity attributable to shareholders, in “Treasury shares” line item.

Share issuance costs

Incremental costs directly attributable to the issuance of new shares or options are presented in equity as a deduction, net of tax, from the proceeds.

Dividends and Interest on shareholder’s equity

Dividends and interest on shareholder’s equity are recognized in the liability on the date that are approved on Board of Directors Meeting, except the minimum statutory dividends provided by the Company’s bylaws, that are recognized as a liability when applicable, at the end of each fiscal year.

The expense of interest attributable to capital to shareholders is recognized in income for calculation of Brazilian income and social contribution tax and after are reclassified from shareholders' equity for presentation purposes in financial statements.

(q)	Interest-bearing loans and borrowings

Interest-bearing loans and borrowings are recognized initially at fair value less attributable transaction costs. Subsequent to initial recognition, interest-bearing loans and borrowings are stated at amortized cost with any difference between the initial and maturity amount being recognized in the income statement over the expected life of the instrument on an effective interest rate basis. The Company has interest-bearing loans and borrowings covered by a hedge structure (Note
22
–
Interest-bearing loans and borrowings
).

Borrowing costs directly related to the acquisition, construction or production of a qualifying asset, that requires a substantial period of time to get ready for its intended use or sale, are capitalized as part of the cost of that asset when it is probable that future economic benefits associated with the item will flow to the Company and costs can be measured reliably. The other borrowing costs are recognized as finance costs in the period in which they are incurred.

(r)	Employee benefits

Post-employment benefits

Post-employment benefits include pensions managed in Brazil by Instituto Ambev de Previdência Privada – IAPP, post-employment dental benefits and post-employment medical benefits managed by Fundação Zerrenner. Usually, pension plans are funded by payments made by both the Company and its employees, taking into account the recommendations of independent actuaries. Post-employment dental benefits and post-employment medical benefits are maintained by the return on Fundação Zerrenner’s plan assets. If necessary, the Company may
contribute some of its profit to the Fundação Zerrenner.

The Company manages defined benefit and/or defined contribution plans and/or medical and dental assistance for employees of its companies located in Brazil and in its subsidiaries located in Dominican Republic, Barbados, Panama, Uruguai, Bolivia, Argentina and Canada.

The Company maintains funded and unfunded plans.

r.1
) Defined contribution plans

A defined contribution plan is a pension plan under which the Company pays fixed contributions into a fund. The Company has no
legal or constructive obligations to pay further contributions if the fund does not
hold sufficient assets to pay all employees for the benefits relating to employee service in the current and prior periods.

The contributions of these plans are recognized as expense in the period they are incurred.

r.2
) Defined benefit plans

Typically, defined benefit plans define an amount of pension benefit that an employee will receive on retirement, usually dependent on one
or more factors such as age, years of service and compensation.

For defined benefit plans, expenses are assessed separately for each plan using the projected credit unit method. The projected credit unit method takes into account each period of service as giving rise to an additional unit of benefit to measure each unit separately. Under this method, the cost of providing pensions is charged to the income statement during the period of service of the employee. The amounts charged to the income statement consist of current service cost, interest cost, past service costs and the effect of any settlements and curtailments. The obligations of the plan recognized in the balance sheet are measured at the present value of the estimated future cash outflows using a discount rate equivalent to the government´s bond rates with maturity terms similar to those of the obligation and the fair value of the plan assets.

Past service costs result from the introduction of a new plan or changes to an existing plan. They are recognized immediately in the income statement, at the earlier of when: (i) the settlements / curtailments occurs, or (ii) the Company recognizes related restructuring or termination costs, unless those changes are conditioned to the employee’s continued employment, for a specific period of time (the period in which the right is acquired). In such case, the past services costs are amortized using the straight-line method during the period in which the right was acquired.

Actuarial gains and losses consist of the effects of differences between the previous actuarial assumptions and what has actually occurred, and the effects of changes in actuarial assumptions. Actuarial gains and losses are fully recognized in Carrying value adjustments.

Re-measurements, comprising of actuarial gains and losses, the effect of the asset ceiling and the return on plan assets, both excluding net interest, are recognized in full in the period in which they occur in the statement of comprehensive income. Re-measurements are not
reclassified to profit or loss in subsequent periods.

When the amount of the defined benefit obligation is negative (an asset), the Company recognizes those assets (prepaid expenses), to the extent of the value of the economic benefit available to the Company either from refunds or reductions in future contributions.

Other post-employment obligations

The Company and some of its subsidiaries provide post-employment medical benefits, reimbursement of medication expenses and other benefits to certain retirees. These benefits are not
granted to new retirees. The expected costs of these benefits are recognized over the period of employment, using an accounting methodology similar to that for defined benefit plans, including actuarial gains and losses.

Termination benefits

Termination benefits are recognized as an expense at the earlier of: (i) when the Company is demonstrably committed, without realistic possibility of withdrawal, to a formal detailed plan to terminate employment before the normal retirement date, and (ii) when the Company recognizes costs for a restructuring.

Bonuses

Bonuses granted to employees and managers are based on pre-defined company and individual target achievement. The estimated amount of the bonus is recognized as an expense in the period the bonus is earned.

(s)	Share-based payments

Different share and share option programs allow management and other members appointed by the Board of Directors to acquire shares of the Company. The fair value of the share options is estimated at grant date, using an option pricing model that is most appropriate for the respective option. Based on the expected number of options that will be exercised, the fair value of the options granted is recognized as an expense over the vesting period with a credit to equity. When the options are exercised, equity is increased by the amount of the proceeds received.

(t)	Trade payables

Trade payables are recognized initially at fair value and subsequently at amortized cost using the effective interest method.

(u)	Provisions

Provisions are recognized when: (i) the Company has a present obligation (legal or constructive) as a result of past events; (ii) it is likely that a future disbursement will be required to settle the current obligation; and (iii) a reliable estimate of the amount of the obligation can be made.

Provisions, except for the mentioned on item disputes and litigation, are determined discounting the expected future cash flows, to a pre-tax rate, that reflects the current market assessments of the time value of money and, where appropriate, the risks specific to the liability.

Restructuring

A provision for restructuring is recognized when the Company has approved a detailed restructuring plan, and the restructuring has either commenced or has been announced. Costs relating to the ongoing and future activities of the Company are not
provided for, but recognized when expenses are incurred.. The provision includes the benefit commitments in connection with early retirement and redundancy schemes.

Disputes and Litigations

A provision for disputes and litigation is recognized when it is more likely than not
that the Company will be required to make future payments as a result of past events. Such items may
include but are
not
limited to, several claims, suits and actions filed by or against the Company relating to antitrusts laws, violations of distribution and license agreements, environmental matters, employment-related disputes, claims from tax authorities, and other litigation matters.

(v)	Financial Instruments and hedge accounting

Classification and Measurement

The company uses financial instruments to implement its risk management strategy and policies. Derivatives are generally used to mitigate the impact of foreign currencies, interest rates, equity prices and commodity prices on the company’s performance. The Company financial risk management policy prohibits the use of derivatives when not
related to the Company’s core business.

Financial assets (except for an accounts receivable without a significant financing component) or financial liability is initially measured at fair value, plus, for an item not
measured at fair value through profit or loss, transaction costs which are directly attributable to their acquisition or issue. Accounts receivables without a significant financing component are initially measured at the transaction price.

In the initial recognition, a financial asset is classified: at amortized cost; fair value through other comprehensive income - debt instrument; at fair value through other comprehensive income - equity instruments; or at fair value through profit or loss.

Financial assets are
not
reclassified subsequent to initial recognition, unless the Group changes the business model for the management of financial assets, in which case all affected financial assets are reclassified on the first
day of the post-change business model.

The classification of the Company’s financial assets is as follows:

•
Debt instruments at fair value through other comprehensive income, with gains or losses recycled to profit or loss on derecognition. Financial assets in this category are the Company’s quoted debt instruments which are held within a business model to both collect cash flows and sell.

•
Equity instruments designated at fair value through other comprehensive income, with no
recycling of gains or losses to profit or loss on derecognition. This category only includes equity instruments, which the company intends to hold for the foreseeable future and which the Company has irrevocably elected to so classify upon initial recognition or transition. These instruments are not
subject to impairment test.

•
Financial assets at fair value through profit or loss comprise derivative instruments and equity instruments which the company had not
irrevocably elected, at initial recognition or transition, to classify at fair value through other comprehensive income. This category also includes debt instruments whose cash flow characteristics are not
held within a business model whose objective is either to collect contractual cash flows, or to both collect contractual cash flows and sell.

The measurement of the Company’s financial assets is as follows:

Hedge accounting

The company designates certain derivatives as hedging instruments to hedge the risk related to variability in foreign exchange rates, interest rates and commodity prices. Derivative financial instruments, although contracted to protect the exposure, but does not
match all hedge accounting requirement, will be recognize at fair value through profit or loss.

Derivative financial instruments are initially recognized at fair value. Fair value is the value at which an asset can be realized and a liability settled between knowledgeable and willing parties under normal market conditions. The fair value of derivative financial instruments can be obtained from market prices or from pricing models that consider current market rates, as well as the credit quality of the counterparty.

Subsequent to the initial recognition, the derivative financial instruments are remeasured at their fair value at the date of the financial statements. Changes in the fair value of the derivative financial instrument are recognized in current income, except when these are cash flow hedge or net investment hedges, where changes in fair value are recognized in the comprehensive income.

The company enters into commodity derivatives that have similar critical terms as the hedged item. Company applies component hedging to its commodities. The hedged component is contractually specified and matches those defined in the derivative contract, therefore the hedge ratio is
1:1.
Hedge effectiveness is performed on a qualitative basis. Whenever the critical terms do not
match, the company uses hypothetical derivative method to assess effectiveness. Possible sources of ineffectiveness are changes in the timing of the forecast transaction, changes in the quantity of the commodity to be hedged or changes in the credit risk of either parties to the derivative contract.

The cash flow, net investment and fair value hedge concepts are applied to all instruments that meet the hedge accounting requirements of IFRS
9
- Financial Instruments.

Cash flow hedge accounting

Cash flow hedge is applicable to protect the cash flow exposure of a recorded asset or liability, foreign currency risk and commodity price variation associated with a highly probable realization transaction, the effective portion of any (gain or loss) on the derivative financial instrument is recognized directly in the comprehensive income statement (cash flow hedge reserve) and will be reclassified from the cash flow hedge reserve to the same line and the same period in which the cash flows futures hedged. The ineffective portion of any gain or loss is recognized immediately in the current income statement.

When a hedging instrument or a hedge relationship is extinguished, but the hedged transaction is still expected to occur, the cumulative gains and losses (up to date) remain in the comprehensive income, being reclassified in accordance with the above practice, when protection transaction occurs. If there is no
more probable occurrence of the protection transaction, the accumulated gains and losses recognized in the comprehensive income are reclassified immediately to current income statement.

Fair value hedge accounting

When a derivative hedges the variability in fair value of a recognized asset or liability, or a firm commitment, any resulting (gain or loss) on the hedging instrument is recognized in the profit or loss. The carrying amount of the hedged item is also adjusted for fair value changes in respect of the risk being hedged, with any gain or loss being recognized in the income statement.

Net investment hedge accounting

When a non-derivative foreign currency liability hedges a net investment in a foreign operation, exchange differences arising on the translation of the liability to the functional currency are recognized directly in other comprehensive income (translation reserves). Any ineffectiveness is recognized immediately in the profit or loss.

When a derivative financial instrument hedges a net investment in a foreign operation, the portion of the gain or the loss on the hedging instrument that is determined to be effective is recognized directly in other comprehensive income (translation reserves), while the ineffective portion is reported in the profit or loss.

Derivatives at fair value through profit or loss

Certain derivatives financial instruments are
not
qualify for hedge accounting. Changes in the fair value of any of those derivatives financial instruments are recognized immediately in profit or loss.

Impairment for financial assets

Management performs in a quarterly basis the impairment test for financial assets or group of financial assets. If there is any trigger event, the impairment of financial asset or group of financial asset will be applied. An asset or group of financial assets is impaired and impairment losses are recorded only if there is evidence of impairment as a result of one
or more events occurring after the initial recognition of the assets ("loss event") and that event (or events) has an impact on the estimated future cash flows of the financial asset or group of financial assets and can be estimated reliably.

(w)	Impairment of non-financial assets

The carrying amounts of non-financial assets, such as property, plant and equipment, goodwill and intangible assets are reviewed, at least, at each reporting date to determine whether there is any indication of impairment. If any such indication exists, the asset’s recoverable amount is estimated.

Goodwill, intangible assets that are
not
yet available for use and intangibles with an indefinite useful life are tested for impairment at least annually at the business unit level (which is one
level below the reportable segment) or whenever there is any indication of impairment.

An impairment loss is recognized whenever the carrying amount of an asset or the related cash-generating unit exceeds its recoverable amount. Impairment losses are recognized in the income statement. Intangible assets with an indefinite useful life are tested on a fair value approach applying multiples that reflect current market transactions to indicators that drive the profitability of the asset or the royalty stream that could be obtained from licensing the intangible asset to another party in an arm’s length transaction.

The recoverable amount of other assets is determined as the higher of their fair value less costs to sell and value in use. For an asset that does not
generate largely independent cash inflows, the recoverable amount for the cash-generating unit to which the asset belongs. The recoverable amount of the cash-generating units to which the goodwill and the intangible assets with indefinite useful life belong is based at fair value net of selling expenses, using EBITDA multiples observed on the market in previous business combinations involving comparable businesses in the brewing industry. For some CGUs, these calculations are corroborated by the use of the value-in-use approach, where free cash flow of these CGUs are discounted at fair value using a discount rate before taxes that reflects current valuation models of the time value of money and the risks specific to the asset.

Non-financial assets, except by goodwill are reviewed for possible reversal of the impairment at the reporting date. Impairment losses are reversed only to the extent that the asset’s carrying amount does not
exceed the carrying amount that would have been determined, net of depreciation or amortization, if no
impairment loss had been recognized.

( x )	Accounting for operating leases

Leases of assets under which all the risks and rewards of ownership are substantially retained by the lessor are classified as operating leases. Payments made under operating leases are charged to the income statement on a straight-line basis over the term of the lease.

When an operating lease is terminated before the lease period has expired, any payment required to be made to the lessor by way of penalty is recognized as an expense in the period in which termination takes place.

Effective from annual periods beginning on or after
January 1
st
,
2019,
IFRS
16
replaces the existing lease accounting requirements and represents a significant change in the accounting and reporting of leases that were previously classified as operating leases, with more assets and liabilities to be reported on the balance sheet and a different recognition of lease costs and related interpretations, and requires a lessee to recognize a right-of-use asset and a lease liability at lease commencement date (Note
3
(b)).

(y)	Government grants

The Company has benefits from Brazilian state tax incentive programs to promote industrial development including the deferral of payment of taxes. These State programs are to promote long-term increases in employment, industrial decentralization, as well as complement and diversify the industrial states.

In the case of these States, the tax terms are foreseen in tax law. When conditions to obtain these grants exist, they are under the Company's control. The benefits for the postponement in the payment of such taxes are recorded in the income statement, on an accrual basis.

The interest rates and (or) terms of these loans are advantageous over the market conditions, such financing are considered as subsidized loans as determined by IAS
20.
The referred subsidy consists of the gain earned when comparing the value of these operations in market to the value agreed in contract. Thereby, upon funding the subsidy calculated is recorded in Other operating income, following the treatment for the other ICMS subsidies. Management reviews annually the market conditions prevailing in the year to assess such subsidies.

Monthly, taking into account the value of the consideration, the period to maturity, the financing contract interest rate and the above mentioned discount rate, the reduction in present value adjustment is allocated to financial income, so as to bring the balance to zero
by the time of settlement of each consideration.

There is
no
a general price index, but allow to be executed judgement when restatement of financial statements becomes necessary. That way, the index used was based in Resolution
539/18
issued by Argentine Federation of Professional Boards on Economic Sciences: i) from
January 1
st
,
2017
onwards the national IPC (national consumer price index); ii) to
December
31,2016
the IPIM (wholesale price index).